Note 16 - Capital Management	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management

Note 16. Capital Management

The objective of Opera’s capital management is to maximize shareholder value while maintaining a strong capital base to support both the confidence of stakeholders and Opera’s development and growth.

Dividends

In January 2023, the Board of Directors of the Company declared a special cash dividend of $0.80 per share, representing an aggregate distribution of $71.3 million. Of this amount, a total of $59.0 million was payable to Kunlun and Keeneyes Future Holding, each a shareholder in Opera at the time, and was offset against receivables due from these shareholders by the same aggregate amount. The offsetting receivables arose from Opera’s sale in January 2023 of marketable securities in connection with the termination of the investment program discussed in a separate section below. The remaining $12.3 million of the dividend was paid in cash.

In June 2023, the Board of Directors of the Company adopted a recurring semi-annual cash dividend program. The first semi-annual dividend of $0.40 per share was declared at the same time, representing an aggregate dividend of $36.0 million. In January and July 2024, Opera distributed the second and third round of semi-annual dividends, each $0.40 per share, and in the aggregate $70.4 million. Of the semi-annual dividends payable on the ordinary shares held by Kunlun, $25.1 million in 2023 and $33.0 million in 2024 were offset against the receivable due from Kunlun from the sale of Opera’s former ownership interest in Star X, which resulted in the receivable being settled in July 2024 (see Note 12).

The table below summarizes the dividends declared and distributed in 2023 and 2024 (in thousands except per share amounts):

Payment date	Type	Per share	Total dividends	Offset against receivables	Paid in cash
February 9, 2023	Special	$0.80	$71,256	$58,983	$12,273
July 12, 2023	Recurring	$0.40	$35,965	$25,133	$10,832
Total dividends paid in 2023		$1.20	$107,222	$84,116	$23,105
January 9, 2024	Recurring	$0.40	$35,007	$25,133	$9,874
July 15, 2024	Recurring	$0.40	$35,391	$7,829	$27,561
Total dividends paid in 2024		$0.80	$70,398	$32,962	$37,435

In December 2024, the Board of Directors of the Company declared the fourth semi-annual cash dividend of $0.40 per share under the recurring dividend program, which was payable to shareholders of record on January 6, 2025. Because the Company’s Board of Directors had the ability to cancel the dividend up until the record date, the dividend did not represent a liability as of December 31, 2024.

While Opera intends to continue paying regular semi-annual dividends, each distribution will require the approval of the Company’s Board of Directors, which will consider the form, frequency and amounts of future dividends based upon Opera’s future operations and earnings, capital requirements and surplus, financial condition, contractual restrictions, and other relevant factors.

Share Repurchases

In January 2022, the Board of Directors of the Company approved a share repurchase program which authorized the Company’s management to execute the repurchase of ADSs for up to $50 million by the end of March 2024, in any form that management deemed fit. The repurchase program was launched in February 2022 and was completed in November 2023, at which point in time Opera had repurchased 6,119,841 ADSs under the program for a total cost of $50 million.

In October 2022, Opera repurchased the current equivalent of 23,375,000 ordinary shares for $128.6 million from its pre-IPO shareholder Qifei International Development Co. Ltd., a subsidiary of 360 Security Technology Inc. This repurchase of ordinary shares was made separately from the share repurchase program for the Company’s ADSs that was active at the time.

Including two separate share repurchase programs for the Company’s ADSs that commenced in 2018 and 2020, and which were completed in 2019 and 2021, respectively, Opera has repurchased a total of 36,971,296 shares for a total cost of $239.0 million since the Company’s initial public offering in 2018. As of year-end 2024, Opera held 2,768,009 ADSs in treasury. Treasury shares are recognized at cost and deducted from equity. No gain or loss is recognized in the Statement of Operations on the purchase, sale, reissue, or cancellation of the Company’s own equity instruments.

The following table summarizes total capital returned to shareholders in the Company through share repurchases and dividends during 2022, 2023 and 2024 (in thousands, except number of shares and per share amounts):

	Share repurchases			Dividends
Year ended December 31,	Number of shares	Average price paid per share	Amount	Per share	Amount	Total capital returns
2022	26,729,495	$5.46	$146,068	$—	$—	$146,068
2023	2,765,346	$11.82	$32,695	$1.20	$107,222	$139,917
2024	—	$—	$—	$0.80	$70,398	$70,398

Investment Program

Early in 2023, following the sale of the majority of the investment portfolio to Kunlun and Keeneyes Future Holding (see Note 17), and the subsequent sale of the remaining securities in market transactions, Opera terminated its investment program under which up to $70 million of Opera’s capital was set aside for investments in listed equity securities. The table below summarizes the net gains on the investment portfolio in the periods presented, which were included in the amount of finance income in the Statement of Operations (in thousands):

	Year ended December 31,
	2022	2023	2024
Realized net gain (loss)	$(18,375)	$37,564	$—
Change in unrealized net gain (loss)	34,321	(34,321)	—
Total fair value gain on short-term investments	$15,946	$3,243	$—

The investment program existed through relatively volatile market conditions, and overall provided a net gain of $34.2 million since its inception in 2018.